Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Schedule of Revenue Disaggregated by Product Categories

The following table presents the Company’s revenue disaggregated by product categories for the years ended March 31, 2024, 2025 and 2026, respectively:

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Sales of products
Hair styling series	31,833,932	37,638,290	62,314,053	7,948,221
Trimmer series	22,684,148	33,613,971	27,774,532	3,542,670
Eyelash curler	804,863	453,378	512,582	65,380
Nail care series	1,413,106	1,524,503	1,726,654	220,236
Other personal care appliances	3,230,238	2,539,484	3,263,678	416,286
	59,966,287	75,769,626	95,591,499	12,192,793

Sales of tooling	7,006,014	2,969,938	2,843,350	362,672

Service income
Product design and development	–	–	13,960,185	1,780,636
Project advisory	–	–	7,983,051	1,018,246
Marketing solutions	–	–	22,251,000	2,838,138
	–	–	44,194,236	5,637,020

Total	66,972,301	78,739,564	142,629,085	18,192,485